Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $)	0 Months Ended
Mar. 14, 2014
Natural Gas, Per Thousand Cubic Feet [Member]
Subsequent Event [Line Items]
Cost of Natural Gas Purchases	$ 0.25
Black Raven
Subsequent Event [Line Items]
Litigation Settlement, Amount	687,938.50
Development Wells Drilled Depth Net Nonproductive	8,360
Development Wells, Net Nonproductive	7
Payments to Acquire Productive Assets	150,000
Cost of Goods and Services Sold, Overhead	$ 12,000